Cash flow information - Schedule of adjustments to reconcile net loss to net cash generated from operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Information [Abstract]
Loss for the year	€ (143,279)	€ (73,425)	€ (64,393)
Adjustments for :
Depreciation and amortization	21,036	14,281	9,799
Write-off/impairment fixed assets/intangibles	23,249	0	140
Share-based compensation expense	(8,656)	14,509	6,328
Income tax expense/(income)	(1,536)	3,446	(909)
Dividends received from associated companies	0	0	0
(Profit)/loss from disposal of property, plant, equipment and intangible assets	38	46	10
Share of (profit)/loss from associates	(9)	5	133
Fair value losses on derivative financial instruments	0	0	0
Provision for employer contribution costs on share-based compensation plans	(22,933)	19,079	7,351
Other non-cash (income)/expense	14,088	(11,604)	4,470
Interest income	(260)	(249)	(119)
Interest expense	19,054	16,964	10,738
Changes in non-current operating assets and liabilities (excluding the effects of acquisition and consolidation) :
Other non-current assets	10,981	194	(2,303)
Long term contract liabilities	(5,241)	4,662	(674)
Long term refund liabilities	(154,833)	54,501	90,653
Other non-current liabilities and provisions	1,379	(3)	795
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
Inventory	84,224	(92,373)	(4,196)
Trade and other receivables	12,401	(21,349)	(24,023)
Contract liabilities	(114,603)	34,453	88,801
Refund liabilities	33,764	80,160	10,614
Trade and other payables and provisions	(14,053)	35,236	6,544
Cash generated from operations	€ (245,189)	€ 78,532	€ 139,759